Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries	12 Months Ended
Dec. 31, 2022
Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries
Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries

Note 7 - Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries

(a)	Acquisition of Boca

On December 28, 2015, SGOCO International entered into a Share Sale and Purchase Agreement (the "SPA") with Richly Conqueror Limited (the "Vendor") pursuant to which SGOCO International will acquire all of the issued share capital of Boca International Limited, a company incorporated in Hong Kong (“Boca”). Total consideration of the Sale Shares includes $52.00 million in cash, plus up to 19.9% new shares in TROOPS (as enlarged by the issuance). In December 2015, the Company paid a $52.00 million refundable deposit to the Vendor.

Boca is principally engaged in environmental protection, energy saving technologies, equipment development and applications. Its business involves production and sales of phase change thermal energy storage materials as well as central air conditioning cooling and heating system application engineering.

The Company and Richly Conqueror Limited entered into a supplemental agreement on February 29, 2016, pursuant to which SGOCO International agreed to issue 1,162,305 ordinary shares of the Company to the Vendor on or before March 15, 2016 and both parties confirmed the closing date of the transaction shall be March 31, 2016. The shares were issued on March 7, 2016, and the fair value of the shares was $3.51 per share on the closing date, March 31, 2016.

After the completion of the acquisition, Boca became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Net liabilities acquired (including cash of $1 and other loan of $332)	$(337)
Amortizable intangible assets
Backlog contract (Note 3)	372
Proprietary technology (Note 3)	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

The transaction resulted in a purchase price allocation of $36,504 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of Boca and the synergies expected from the combined operations of Boca and the Company, the assembled workforce and their knowledge and experience in provision of products and projects utilizing “green” energy technologies. The total amount of the goodwill acquired is not deductible for tax purposes.

Boca’s revenues for the eight months ended August 31, 2020 of $812 were derived from one single customer, which individually accounted for 100% of the Boca’s revenues. Boca’s revenues for year ended December 31, 2019 of $402 were derived from one single customer, which individually accounted for 98% of the Boca’s revenues.

After June 7, 2018, the Company’s effective equity interest in Boca was reduced to 51% after the completion of the transfer of a 49% interest in Boca International Limited to Ms. Leung (Note 1).

On August 31, 2020, the Company’s wholly-owned subsidiary, SGOCO International entered into a Sale and Purchase Agreement for the disposal of 94 shares in the share capital of Boca International Limited, being 51% of its entire issued share capital. Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in Boca International Limited to Wong Yiu Tong at an agreed value of HK$1.46 million ($0.19 million). The Company considers August 31, 2020 as the disposal effective date since the operational and management control over Boca was shifted from TROOPS to the Purchaser on August 31, 2020. (Note 3).

(b)   Acquisition of CSL

On December 27, 2016, the Company signed a memorandum of understanding (“MOU”) to acquire all of the issued share capital of CSL, a company incorporated in Hong Kong, for a purchase price of $35.00 million in form of cash or new shares in TROOPS, subject to satisfactory due diligence and customary purchase price adjustments. In December 2016, a refundable deposit of $32.00 million was paid to the owner of CSL.

CSL is principally engaged in Virtual Reality (“VR’) device and technologies research and development. Its development center and main researchers are in Shenzhen China. CSL’s R&D team has extensive experience and expertise in the VR industry. The R&D team cooperated with Razer to develop Open-Source Virtual Reality ("OSVR") product aimed on VR-Gaming. The OSVR product attended the 2017 US CES exhibition in Las Vegas in January, 2017.

CSL develops VR technology and applies them on VR device. CSL’s VR technology applies on VR Head-mounted display ("HMD") which can reduce the number of cables needed for a VR signal/data link between HMD and the source unit. It also uses ultrasound to calibrate VR devices’ attitude without user’s intervention.

The Company and Full Linkage Limited entered into a Share Sale and Purchase Agreement on April 28, 2017, pursuant to which SGOCO International agreed to pay $32.60 million and issue 1,500,000 newly issued ordinary shares of the Company to the Vendor on or before May 15, 2017. The shares were issued on May 4, 2017, and the fair value of the shares was $1.55 per share on the closing date, May 10, 2017.

After the completion of the acquisition, CSL became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, May 10, 2017.

Net liabilities acquired (including cash of $1 and accrued liabilities of $68)	$(67)
Amortizable intangible assets
Technologies	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

The transaction resulted in a purchase price allocation of $20,230 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of CSL and the synergies expected from the combined operations of CSL and the Company, the assembled workforce and their knowledge and experience in provision of products and projects utilizing VR technologies. The total amount of the goodwill acquired is not deductible for tax purposes.

On June 5, 2017, CSL incorporated a wholly foreign owned subsidiary, Shen Zhen Provizon Technology Co., Limited, for the development of VR technology and application of these technologies on VR device in China. CSL and Shen Zhen Provizon Technology Co., Limited have not generated revenues for the years ended December 31, 2018 and 2017. The Company took more time to commercialize the VR products than expected.

After June 7, 2018, the Company’s effective equity interest in Boca was reduced to 51% after the completion of the transfer of a 49% interest in CSL to Ms. Leung (Note 1).

On September 20, 2019, the Company wholly-owned subsidiary, SGOCO International entered into a Share Exchange Agreement for the disposal of 5,100 shares in the share capital of CSL, being 51% of its entire issued share capital, and its fully owned subsidiary – Shen Zhen Provizon Technology Co., Limited.

Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in CSL to Ho Pui Lung at an agreed value of HK$99.45 million ($12.75 million). The Company considers December 31, 2019 as the disposal effective date since the operational and management control over CSL and Shen Zhen Provizon Technology Co., Limited were shifted from TROOPS to the Purchaser on December 4, 2019(Note 3).

(c)	Acquisition of GCL

On December 22, 2017, Giant Connection, a wholly-owned subsidiary of TROOPS, completed the acquisition of GCL contemplated by the Share Exchange Agreement entered into by Luk Lai Ching Kimmy (as vendor) and the Company in consideration for HK$19.60 million ($2.35 million), which was satisfied by the allotment and issuance of 2,220,283 ordinary shares of the Company. GCL holds a Money Lenders License and engages in money lending business in Hong Kong. The fair value of the shares was $1.06 per share on December 26, 2017.

After the completion of the acquisition, GCL became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, December 22, 2017.

Net assets acquired (including cash of $943, loans receivable of $670, interest receivables of $6, property, plant and equipment of $508 and income tax payable of $14)	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
— share-based consideration	$2,354
Total	$2,354

The transaction resulted in a purchase price allocation of $248 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of GCL and the synergies expected from the combined operations of GCL and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.

(d)	Acquisition of Paris Sky

On June 7, 2018, the Company’s wholly-owned subsidiary, Giant Connection closed a Share Exchange Agreement for the entire issued share capital of Paris Sky, whose then sole shareholder and sole director were Leung Iris Chi Yu (“Ms. Leung”) and Luk Lai Ching Kimmy (see (c) above, respectively. In consideration for (1) the allotment of 3,889,050 ordinary shares of the Company to Leung Iris Chi Yu (“Ms. Leung”), at an initial agreed value of HK$30.33 million ($3.89 million), the fair value of the 3,889,050 ordinary shares was $4.78 million, which was calculated based on the stock price of $1.23 per share on June 7, 2018, (2) the transfer of a 49% interest in CSL at an agreed value of HK$126.13 million ($16.17 million), (3) the transfer of a 49% interest in Boca at an agreed value of HK$184.84 million ($23.70 million), and (4) the issuance of a promissory note to Ms. Leung in the principal amount of HK$27.10 million ($3.47 million), bearing a 8% interest per annum, by Giant Connection, the Company acquired 100% of the issued share capital of Paris Sky, an investment holding company which, through its wholly owned subsidiary, Suns Tower, owns a property located at No. 8 Fui Yiu Kok Street, Tsuen Wan, New Territories, Hong Kong. The Company repaid the promissory note in full on August 22, 2018.

As over 95% of the fair value of the gross assets acquired is concentrated in the leasehold property, the acquisition of Paris Sky is considered an asset acquisition.

Net assets acquired
Property, plant and equipment*	$52,994
Allowance on guarantee	(817)
Other assets acquired (including cash of $1,957, other assets of $50, other payables of $170 and income tax payable of $4)	1,833
Deferred tax assets	116
Deferred tax liabilities	(5,998)
Total	$48,128

Total purchase price comprised of:
— share-based consideration	$4,784
— 49% interest in Boca	23,699
— 49% interest in CSL	16,170
— promissory note	3,475
Total	$48,128

*

Property, plant and equipment acquired included leasehold land and buildings with a value of $53.00 million at the date of acquisition which are pledged against the banking facilities of HK$215.32 million ($27.61 million) of a company beneficially owned by Luk Lai Ching Kimmy (see (c) above). The property pledge (allowance on guarantee) was valued on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).

(e)	Acquisition of Vision Lane

On October 3, 2018, the Company signed a letter of intent (“LOI”) to acquire all of the issued share capital of Vision Lane, a company incorporated in British Virgin Island and engages in property investment in Hong Kong. Vision Lane owns all of the issued share capital of First Asia Finance, a company incorporated in Hong Kong. First Asia Finance holds a Money Lenders License and engages in money lending business in Hong Kong.

On December 31, 2018, a refundable deposit of $6.41 million was paid to the owner of Vision Lane.

On February 5, 2019, the Company’s wholly-owned subsidiary, Paris Sky entered into a Share Exchange Agreement for the entire issued share capital of Vision Lane for an initial consideration of $12.42 million to be satisfied by (1) the allotment of 4,519,347 ordinary shares of the Company to Kwok Man Yee Elvis, at $1.10 per share and (2) the payment of $7.46 million in cash. The fair value of the 4,519,347 ordinary shares was $5.24 million, which was calculated based on the stock price of $1.16 per share on March 8, 2019, and the final consideration was $12.74 million.

On March 12, 2019, Paris Sky closed its acquisition of Vision Lane. After the completion of the acquisition, Vision Lane and First Asia Finance became wholly owned subsidiaries of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 12, 2019.

Net assets acquired (including cash of $1,122, loan receivables of $7,495, interest receivables of $151, property, plant and equipment of $1,095, other receivables of $20, accounts payable of $30, other payables of $607 and income tax payable of $81)	$9,165
Goodwill	3,658
Deferred tax liabilities	(124)
Total	$12,699

Total purchase price comprised of:
– cash consideration ($6,410 paid in fiscal 2018 in the form of refundable deposit)	$7,457
– share-based consideration	5,242
Total	$12,699

The transaction resulted in a purchase price allocation of $3,658 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of Vision Lane and the synergies expected from the combined operations of Vision Lane and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.

(f)	Acquisition of GFS

On December 23, 2019, the Company entered into a Share Exchange Agreement with Victor Or (Note 19) for the purchase and sale of the entire equity interest in GFS. GFS is a private company incorporated in Samoa and provides an online financial marketplace connecting financial institutions and users worldwide via its unique mobile application which features state-of-the-art functions to boost financial accessibility to financial and insurance products and services. At the heart of its digital platform is the Company's dedication to drive innovation, create value to businesses and individual users alike by (i) minimizing transaction risks, (ii) lowering transaction costs, (iii) reducing and detecting fraud, (iv) saving time, (v) increasing access and equality.

The total consideration to be paid for GFS is $64.34 million, which shall be satisfied by (a) the allotment of 15,992,000 shares of the Company to be issued to Mr. Or on the closing date, representing 19.9% of the total issued and outstanding shares of the Company as of the date of the Agreement, (b) the payment of $21.79 million in cash, and (c) the balance satisfied by issuance of a promissory note to Mr. Or. On January 31, 2020, TROOPS closed its previously announced acquisition of GFS. The Company repaid the promissory note in full on March 30, 2021.

After the completion of the acquisition, GFS became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, January 31, 2020.

Net assets acquired (including cash of $981, other receivables and prepayments of $707, property, plant and equipment of $7, accrued liabilities of $29, other payables-related party of $662 and income tax payable of $387)	$617

Intangible assets (including trademarks of $1,550 and backlog contracts of $2,786)	4,336
Goodwill	60,103
Deferred tax liabilities	(715)
Total	$64,341

Total purchase price comprised of:
– cash consideration (paid in fiscal 2019 in the form of deposit)	$21,795
– consideration in the form of a promissory note (note)	28,473
– share-based consideration	14,073
Total	$64,341

Note:

The promissory note was issued to Mr. Or on January 31, 2020. The face value (principal) amount of $28.47 million is repayable by January 31, 2025, and bearing fixed interest at a rate of eight percent (8%) per annum. The Company has repaid the promissory note by several payments during 2020 and 2021, and it was fully settled by March 30, 2021.

The transaction resulted in a purchase price allocation of $60,103 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of GFS and the synergies expected from the combined operations of GFS and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.

(g)	Acquisition of Apiguru

On September 28, 2020, the Company's wholly-owned subsidiary, GFS closed a Share Exchange Agreement for the entire issued share capital of Apiguru. The acquisition was consummated in consideration for a total of AUD695,000 ($0.50 million), which was satisfied by the allotment and issuance of 559,581 ordinary shares of the Company. Apiguru is a technology consulting company specialising in Application Programming Interface (API) strategy and implementation enabling state-of-the-art market fit hypothesis that drives businesses forward. Through providing API consulting services, Apiguru helps businesses increasing effectivity, optimizing productivity, and developing integration channels that leverage opportunities for generating new revenue sources.

GFS aims to serve clients from different sectors with distinctive needs. Along together with API specialization, Apiguru helps GFS to integrate with various global platforms to expand customer base.

The shares were issued on October 12, 2020, and the fair value of the shares was $1.05 per share, and the final consideration was $0.59 million.

On October 8, 2020, GFS closed its acquisition of Apiguru. After the completion of the acquisition, Apiguru became a wholly owned subsidiary of the Company.

The Company completed the valuations necessary to assess the fair values of the tangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, October 8, 2020.

Net assets acquired (including cash of $28, account payable of $1, other payables of $7)	$20
Intangible assets - non-competition agreement	39
Goodwill	539
Deferred tax liabilities	(10)
Total	$588

Total purchase price comprised of:
– share-based consideration	$588
Total	$588

The transaction resulted in a purchase price allocation of $539 to goodwill, representing the financial, strategic and operational value of the transaction to the Company. Goodwill is attributed to the premium that the Company paid to obtain the value of the business of Apiguru and the synergies expected from the combined operations of Apiguru and the Company, the assembled workforce and their knowledge and experience in provision of money lending service. The total amount of the goodwill acquired is not deductible for tax purposes.

(h)	Deposit paid for acquisition of TROOPS InsurTech, Inc.

On November 11, 2020, the Company signed a letter of intent to acquire all of the issued share capital of TROOPS InsurTech, Inc. (“TROOPS InsurTech”), a company incorporated in the British Virgin Islands which provides innovative solutions to the insurance industry by leveraging artificial intelligence, big data and blockchain technology, machine learning and SaaS. Through both online (mobile application and web-based) and offline platforms, TROOPS InsurTech seeks to provide (i) customized SaaS and workplace solutions to insurance brokers, (ii) blockchain alliance and data analytics services for insurance product design, clients' needs assessment, market analysis and risk management, (iii) insurance professionals training, recruitment and matching, and (iv) insurance policy management and service matching solutions to agents and clients to enhance customer experience. On November 13, 2020, a refundable deposit of $5 million was paid to the owner of the shares in TROOPS InsurTech. Acquisition of TROOPS InsurTech is still in progress. The deposit shall be refundable upon demand by the Company if the Company is not satisfied with the results of the due diligence review or the acqusition is not completed on or before the mutually agreed date.